CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012 D
Convertible Debentures And Deferred Financing Costs 1	$ 320,000
Convertible Debentures And Deferred Financing Costs 2	731,828
Convertible Debentures And Deferred Financing Costs 3	731,828
Convertible Debentures And Deferred Financing Costs 4	8.00%
Convertible Debentures And Deferred Financing Costs 5	1,000
Convertible Debentures And Deferred Financing Costs 6	0.30
Convertible Debentures And Deferred Financing Costs 7	0.35
Convertible Debentures And Deferred Financing Costs 8	0.40
Convertible Debentures And Deferred Financing Costs 9	411,828
Convertible Debentures And Deferred Financing Costs 10	33,423
Convertible Debentures And Deferred Financing Costs 11	1,484,169
Convertible Debentures And Deferred Financing Costs 12	$ 0.30
Convertible Debentures And Deferred Financing Costs 13	320,000
Convertible Debentures And Deferred Financing Costs 14	45
Convertible Debentures And Deferred Financing Costs 15	90.00%
Convertible Debentures And Deferred Financing Costs 16	1,250
Convertible Debentures And Deferred Financing Costs 17	1,000
Convertible Debentures And Deferred Financing Costs 18	1,125
Convertible Debentures And Deferred Financing Costs 19	1,000
Convertible Debentures And Deferred Financing Costs 20	1,050
Convertible Debentures And Deferred Financing Costs 21	1,000
Convertible Debentures And Deferred Financing Costs 22	670,000
Convertible Debentures And Deferred Financing Costs 23	670,000
Convertible Debentures And Deferred Financing Costs 24	670,000
Convertible Debentures And Deferred Financing Costs 25	8.00%
Convertible Debentures And Deferred Financing Costs 26	1,000
Convertible Debentures And Deferred Financing Costs 27	0.30
Convertible Debentures And Deferred Financing Costs 28	0.35
Convertible Debentures And Deferred Financing Costs 29	0.40
Convertible Debentures And Deferred Financing Costs 30	45
Convertible Debentures And Deferred Financing Costs 31	90.00%
Convertible Debentures And Deferred Financing Costs 32	1,250
Convertible Debentures And Deferred Financing Costs 33	1,000
Convertible Debentures And Deferred Financing Costs 34	1,125
Convertible Debentures And Deferred Financing Costs 35	1,000
Convertible Debentures And Deferred Financing Costs 36	1,050
Convertible Debentures And Deferred Financing Costs 37	1,000
Convertible Debentures And Deferred Financing Costs 38	240,000
Convertible Debentures And Deferred Financing Costs 39	240,000
Convertible Debentures And Deferred Financing Costs 40	240,000
Convertible Debentures And Deferred Financing Costs 41	0.08
Convertible Debentures And Deferred Financing Costs 42	1,000
Convertible Debentures And Deferred Financing Costs 43	0.30
Convertible Debentures And Deferred Financing Costs 44	0.35
Convertible Debentures And Deferred Financing Costs 45	0.40
Convertible Debentures And Deferred Financing Costs 46	45
Convertible Debentures And Deferred Financing Costs 47	90.00%
Convertible Debentures And Deferred Financing Costs 48	1,250
Convertible Debentures And Deferred Financing Costs 49	1,000
Convertible Debentures And Deferred Financing Costs 50	1,125
Convertible Debentures And Deferred Financing Costs 51	1,000
Convertible Debentures And Deferred Financing Costs 52	1,050
Convertible Debentures And Deferred Financing Costs 53	1,000
Convertible Debentures And Deferred Financing Costs 54	45
Convertible Debentures And Deferred Financing Costs 55	$ 50,000